LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.71%
INVESTMENT COMPANIES–96.71%
Equity Funds–48.20%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	165,871	$1,713,444
LVIP Delaware Mid Cap Value Fund	129,691	4,685,222
LVIP Delaware Value Fund	661,992	15,560,790
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,330,103	15,023,509
LVIP SSGA Mid-Cap Index Fund	1,090,450	12,166,153
LVIP SSGA Nasdaq-100 Index Fund	217,143	2,268,924
LVIP SSGA S&P 500 Index Fund	1,443,441	34,680,126
LVIP SSGA Small-Cap Index Fund	334,812	9,256,542
LVIP T. Rowe Price Growth Stock Fund	262,808	11,951,191
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	182,627	4,695,343
		112,001,244
Fixed Income Funds–19.86%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	255,556	2,310,227
LVIP Delaware Bond Fund	1,817,832	20,512,411
LVIP JPMorgan Core Bond Fund	1,472,546	13,853,709
LVIP SSGA Bond Index Fund	984,845	9,487,999
		46,164,346
Global Equity Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	335,163	2,231,853
		2,231,853
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.69%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	291,702	$2,057,960
LVIP Franklin Templeton Multi-Factor International Equity Fund	761,787	5,677,598
LVIP Loomis Sayles Global Growth Fund	332,311	4,364,578
LVIP MFS International Growth Fund	763,366	13,392,501
LVIP Mondrian International Value Fund	1,021,046	16,012,036
LVIP SSGA Emerging Markets Equity Index Fund	1,001,534	9,633,753
LVIP SSGA International Index Fund	1,353,833	13,213,410
		64,351,836
Total Affiliated Investments (Cost $221,763,458)		224,749,279

UNAFFILIATED INVESTMENT–3.20%
INVESTMENT COMPANY–3.20%
Money Market Fund–3.20%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	7,424,259	7,424,259
Total Unaffiliated Investment (Cost $7,424,259)		7,424,259

TOTAL INVESTMENTS–99.91% (Cost $229,187,717)	232,173,538
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	211,365
NET ASSETS APPLICABLE TO 23,891,229 SHARES OUTSTANDING–100.00%	$232,384,903

✧✧Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	Australian Dollar	$64,550	$64,530	12/18/23	$20	$—
3	British Pound	228,938	233,684	12/18/23	—	(4,746)
4	Euro	530,625	538,978	12/18/23	—	(8,353)
3	Japanese Yen	254,156	259,660	12/18/23	—	(5,504)
					20	(18,603)
Equity Contracts:
9	E-mini MSCI Emerging Markets Index	429,975	445,067	12/15/23	—	(15,092)
4	E-mini Russell 2000 Index	359,720	374,433	12/15/23	—	(14,713)
14	E-mini S&P 500 Index	3,027,850	3,157,786	12/15/23	—	(129,936)
4	E-mini S&P MidCap 400 Index	1,008,160	1,040,608	12/15/23	—	(32,448)
16	Euro STOXX 50 Index	711,149	721,901	12/15/23	—	(10,752)
3	FTSE 100 Index	280,782	277,965	12/15/23	2,817	—
3	OMXS 30 Index	59,311	60,002	10/20/23	—	(691)
1	SPI 200 Index	113,899	116,616	12/21/23	—	(2,717)
2	TOPIX Index	310,961	312,970	12/7/23	—	(2,009)
					2,817	(208,358)
Total Futures Contracts					$2,837	$(226,961)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$224,749,279	$—	$—	$224,749,279
Unaffiliated Investment Company	7,424,259	—	—	7,424,259
Total Investments	$232,173,538	$—	$—	$232,173,538
Derivatives:
Assets:
Futures Contracts	$2,837	$—	$—	$2,837
Liabilities:
Futures Contracts	$(226,961)	$—	$—	$(226,961)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.71%@
Equity Funds-48.20%@
✧✧LVIP Channing Small Cap Value Fund	$1,466,192	$319,781	$205,461	$2,522	$130,410	$1,713,444	165,871	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	4,197,036	1,311,015	387,534	(18,510)	(416,785)	4,685,222	129,691	—	—
✧✧‡LVIP Delaware Value Fund	—	17,188,897	464,151	(7,679)	(1,156,277)	15,560,790	661,992	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	14,206,983	3,398,099	1,790,753	(302,765)	(488,055)	15,023,509	1,330,103	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	10,774,426	2,841,985	1,182,535	(207,517)	(60,206)	12,166,153	1,090,450	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,891,096	213,430	478,658	(16,292)	659,348	2,268,924	217,143	—	—
✧✧LVIP SSGA S&P 500 Index Fund	45,700,452	4,676,014	19,815,712	1,175,859	2,943,513	34,680,126	1,443,441	—	—
✧✧LVIP SSGA Small-Cap Index Fund	8,475,490	1,824,189	1,170,201	(322,985)	450,049	9,256,542	334,812	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	10,042,617	1,146,583	2,220,240	(838,646)	3,820,877	11,951,191	262,808	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,073,103	583,733	288,589	(122,274)	449,370	4,695,343	182,627	—	—
Fixed Income Funds-19.86%@
×,✧✧LVIP Western Asset Core Bond Fund	12,198,399	2,762,567	14,694,054	(2,818,647)	2,551,735	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	5,106,106	372,450	3,230,781	(384,041)	446,493	2,310,227	255,556	—	—
✧✧LVIP Delaware Bond Fund	13,125,746	8,956,418	1,227,202	(276,268)	(66,283)	20,512,411	1,817,832	—	—
✧✧‡LVIP JPMorgan Core Bond Fund	—	13,834,160	2,418	(1)	21,968	13,853,709	1,472,546	—	—
✧✧LVIP SSGA Bond Index Fund	7,678,279	2,669,335	719,368	(138,684)	(1,563)	9,487,999	984,845	—	—
Global Equity Fund-0.96%@
✧✧LVIP BlackRock Real Estate Fund	2,526,191	440,999	715,930	(207,769)	188,362	2,231,853	335,163	—	—
International Equity Funds-27.69%@
×,✧✧LVIP PIMCO Low Duration Bond Fund	3,090,893	178,264	3,307,550	(15,682)	54,075	—	—	—	—
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	1,358,334	797,119	122,676	(23,457)	48,640	2,057,960	291,702	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	4,758,191	1,205,637	529,994	(71,585)	315,349	5,677,598	761,787	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	3,967,311	539,444	736,993	(130,138)	724,954	4,364,578	332,311	—	—
✧✧LVIP MFS International Growth Fund	11,832,565	2,950,353	1,139,856	(197,117)	(53,444)	13,392,501	763,366	—	—
✧✧LVIP Mondrian International Value Fund	9,098,539	6,732,034	629,804	(61,781)	873,048	16,012,036	1,021,046	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	8,058,440	2,015,322	468,220	(128,832)	157,043	9,633,753	1,001,534	—	—
✧✧LVIP SSGA International Index Fund	17,348,420	2,017,425	7,412,479	335,926	924,118	13,213,410	1,353,833	—	—
Total	$200,974,809	$78,975,253	$62,941,159	$(4,776,363)	$12,516,739	$224,749,279		$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2022.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–4